FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of financial assets measured at fair value on a recurring basis

The following fair value hierarchy table presents information about the Company’s financial assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the inputs the Company utilized to determine such fair value (in thousands):

	March 31, 2021
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$413,089	$—	$—	$413,089
Commercial paper	—	89,835	—	89,835
Corporate bonds	—	61,012	—	61,012
U.S. Treasury securities	5,000	—	—	5,000
Other investments	—	—	3,025	3,025
Total assets	$418,089	$150,847	$3,025	$571,961

	December 31, 2020
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$407,512	$—	$—	$407,512
Commercial paper	—	119,285	—	119,285
Corporate bonds	—	47,959	—	47,959
U.S. Treasury securities	19,997	—	—	19,997
Other investments	—	—	3,000	3,000
Total assets	$427,509	$167,244	$3,000	$597,753
Liabilities:
Private placement warrants	$—	$—	$93,328	$93,328
Total liabilities	$—	$—	$93,328	$93,328

Schedule of Level 3 assets measured at fair value	The following table presents information about the Company’s movement in Level 3 assets measured at fair value (in thousands):

	Three Months Ended March 31,
	2021	2020
Balance at beginning of period	$3,000	$—
Changes in fair value	25	—
Balance at end of period	$3,025	$—
The following table presents information about the Company’s movement in Level 3 assets measured at fair value (in thousands):

	2020	2019
Balance at beginning of year	$—	$—
Additions	3,000	—
Balance at end of year	$3,000	$—

Schedule of Level 3 liabilities measured at fair value

The following table presents information about the Company’s movement in Level 3 liabilities measured at fair value (in thousands):

	Three Months Ended March 31,
	2021	2020
Balance at beginning of period	$93,328	$—
Changes in fair value	56,576	—
Exercise of private placement warrants	(149,904)	—
Balance at end of period	$—	$—

	2020 (as restated)	2019
Balance at beginning of year	$—	$—
Warrant liability assumed	149,745
Change in fair value of warrant liability	(56,417)
Balance at end of year	$93,328	$—